Fair Value Measurements (Details) (Fair value on a recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value
Fair value assets and liabilities measured on recurring basis:
Marketable equity securities	$ 17,053
Total fair value assets and liabilities measured on recurring basis	6,264
Fair Value | Interest-rate swap contracts
Fair value assets and liabilities measured on recurring basis:
Derivative liabilities	(12,123)
Fair Value | Warrants
Fair value assets and liabilities measured on recurring basis:
Derivative assets	1,334
Level 1
Fair value assets and liabilities measured on recurring basis:
Marketable equity securities	17,053
Total fair value assets and liabilities measured on recurring basis	17,053
Level 2
Fair value assets and liabilities measured on recurring basis:
Total fair value assets and liabilities measured on recurring basis	(12,123)
Level 2 | Interest-rate swap contracts
Fair value assets and liabilities measured on recurring basis:
Derivative liabilities	(12,123)
Level 3
Fair value assets and liabilities measured on recurring basis:
Total fair value assets and liabilities measured on recurring basis	1,334
Level 3 | Warrants
Fair value assets and liabilities measured on recurring basis:
Derivative assets	$ 1,334